FAIR VALUE MEASUREMENT - Assets (liabilities) measured at fair value on recurring basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENT
Equity investments at FVOCI	$ 51.9	$ 54.7
Assets	10,865.6	10,543.3
Liabilities	(3,865.0)	$ (4,357.6)
Assets transfer out of Level 1 into Level 2	0.0
Assets transfer out of Level 2 into Level 1	0.0
Liabilities transfer out of Level 1 into Level 2	0.0
Liabilities transfer out of Level 2 into Level 1	0.0
Assets transfers into Level 3 fair value measurements	0.0
Assets transfers out of Level 3 fair value measurements	0.0
Liabilities transfers into Level 3 fair value measurements	0.0
Liabilities transfers out of Level 3 fair value measurements	0.0
Recurring basis
FAIR VALUE MEASUREMENT
Assets	37.4
Recurring basis | Foreign currency forward and collar contracts
FAIR VALUE MEASUREMENT
Liabilities	(17.7)
Recurring basis | Equity investments at FVOCI
FAIR VALUE MEASUREMENT
Assets	51.9
Recurring basis | Energy swap contracts
FAIR VALUE MEASUREMENT
Assets	1.8
Recurring basis | Other
FAIR VALUE MEASUREMENT
Assets	1.4
Recurring basis | Level 1
FAIR VALUE MEASUREMENT
Assets	51.9
Recurring basis | Level 1 | Equity investments at FVOCI
FAIR VALUE MEASUREMENT
Assets	51.9
Recurring basis | Level 2
FAIR VALUE MEASUREMENT
Liabilities	(14.5)
Recurring basis | Level 2 | Foreign currency forward and collar contracts
FAIR VALUE MEASUREMENT
Liabilities	(17.7)
Recurring basis | Level 2 | Energy swap contracts
FAIR VALUE MEASUREMENT
Assets	1.8
Recurring basis | Level 2 | Other
FAIR VALUE MEASUREMENT
Assets	$ 1.4